Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions					12 Months Ended
	Oct. 31, 2018	Sep. 28, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders					$ 7,898	$ 8,282	$ 3,608
Exceptional items net					$ 1,305	$ 818	$ 2,970
US corporate tax rate					30.00%	30.00%	30.00%
Taxation (income) charges related to exceptional items					$ 241	$ 242	$ (2,320)
US tax reform [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items net							2,320
US corporate tax rate			21.00%	35.00%
Taxation (income) charges related to exceptional items							(2,320)
BHP Billiton Petroleum (Arkansas) Inc. [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of issued share capital sold		100.00%
BHP Billiton Petroleum (Fayetteville) LLC [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of issued share capital sold		100.00%
BHP Billiton Petroleum Arkansas and BHP Billiton Petroleum Fayetteville LLC [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Agreement purchase price		$ 300
Petrohawk Energy Corporation [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of issued share capital sold	100.00%
Agreement purchase price	$ 10,300
Customary completion adjustments	$ (200)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders						(342)	(2,943)
Exceptional items net						$ 0	2,258
Taxation (income) charges related to exceptional items							601
Discontinued operations [member] | US tax reform [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items net							(492)
Taxation (income) charges related to exceptional items							$ 492